Average Annual Total Returns{- Fidelity® Series Stock Selector Large Cap Value Fund} - 01.31 Fidelity Series Stock Selector Large Cap Value Fund Series PRO-10 - Fidelity® Series Stock Selector Large Cap Value Fund
	Fidelity Series Stock Selector Large Cap Value Fund-Default Return Before Taxes Past 1 year	Fidelity Series Stock Selector Large Cap Value Fund-Default Return Before Taxes Past 5 years	Fidelity Series Stock Selector Large Cap Value Fund-Default Return Before Taxes Since Inception		Fidelity Series Stock Selector Large Cap Value Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Stock Selector Large Cap Value Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Stock Selector Large Cap Value Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Stock Selector Large Cap Value Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Stock Selector Large Cap Value Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Stock Selector Large Cap Value Fund-Default After Taxes on Distributions and Sales Since Inception		RS005 Past 1 year	RS005 Past 5 years	RS005 Since Inception
Total	4.39%	9.41%	10.42%	[1]	3.28%	7.83%	8.40%	[1]	3.11%	7.16%	7.86%	[1]	2.80%	9.74%	11.11%	[1]

[1]	(a)From December 6, 2012